Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
13.	Leases
The Group’s leased assets consist of facilities, fleet and equipment pursuant to both arrangements with third parties and related parties. The carrying amounts of the Group’s right-of-use
assets and the movements during the years ended 31 December 2022 and 2021 are as follows
(in thousands):

	2022	2021
Right-of-use assets
Balance at 1 January	126,801	111,519
Adjustments for indexed leases	10,201	5,358
New or renewed leases	9,583	18,871
Derecognition due to acquisition of Alvotech Facility (see Note 12)	(88,941)	—
Depreciation	(9,869)	(8,699)
Translation difference	(274)	(248)

Balance at 31 December	47,501	126,801

The Group’s
right-of-use
assets as of 31 December 2022 and 2021 are comprised of the following (in thousands):

	2022	2021
Right-of-use assets
Facilities	41,702	122,927
Fleet	339	159
Equipment	5,460	3,715

	47,501	126,801

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The Group’s lease liabilities and the movements during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Lease liabilities
Balance at 1 January	122,140	108,947
Adjustments for indexed leases	10,247	5,358
New or renewed leases	7,458	18,116
Installment payments	(7,655)	(6,595)
Derecognition due to acquisition of Alvotech Facility (see Note 12)	(80,075)	—
Foreign currency adjustment	(11,682)	(3,744)
Translation difference	99	58

Balance at 31 December	40,532	122,140

Current liabilities	(5,163)	(7,295)
Non-current liabilities	35,369	114,845

The amounts recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2022, 2021 and 2020 in relation to the Group’s lease arrangements are as follows (in thousands):

	2022	2021	2020
Depreciation expense from right-of-use assets
Facilities	(9,423)	(8,228)	(6,955)
Fleet	(119)	(38)	(7)
Equipment	(327)	(433)	(226)

Total depreciation expense from right-of-use assets	(9,869)	(8,699)	(7,188)

Interest expense on lease liabilities	(6,022)	(6,423)	(5,481)
Foreign currency difference on lease liability	11,682	3,744	3,248
Loss from extinguishment of lease agreement (see Note 12)	(3,859)	—	(241)

Total amount recognized in profit and loss	(8,068)	(11,378)	(9,662)

The maturity analysis of undiscounted lease payments as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Less than one year	6,000	13,164
One to five years	20,160	49,379
Thereafter	22,274	117,511

	48,434	180,054

The Group’s lease liabilities as of 31 December 2022 and 2021 do not include $0.1 million of costs for short-term
leases and low value leases.